Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000256489 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000256489 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000256489 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
C000256489 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
C000256489 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000256489 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000256489 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000256489 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[1]
C000256489 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000256489 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
C000256489 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000256489 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000256490 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000256490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[2]
C000256490 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
C000256490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
C000256490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000256490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000256490 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000256490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[2]
C000256490 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
C000256490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[2]
C000256490 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000256490 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000256488 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000256488 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000256488 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000256488 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[3]
C000256488 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000256488 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000256488 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000256488 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[3]
C000256488 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000256488 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[3]
C000256488 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000256488 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000256500 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[4]
C000256500 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000256500 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000256500 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000256500 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000256500 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[4]
C000256500 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000256500 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[4]
C000256500 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[4]
C000256500 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000256500 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[4]
C000256504 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000256504 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000256504 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000256504 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000256504 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000256504 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[5]
C000256504 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[5]
C000256504 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[5]
C000256504 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[5]
C000256504 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000256504 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[5]
C000256503 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[6]
C000256503 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000256503 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000256503 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000256503 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000256503 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[6]
C000256503 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[6]
C000256503 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[6]
C000256503 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[6]
C000256503 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000256503 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[6]
C000256501 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[7]
C000256501 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000256501 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000256501 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000256501 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000256501 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[7]
C000256501 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[7]
C000256501 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000256501 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000256501 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000256501 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[7]
C000256502 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000256502 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000256502 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000256502 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000256502 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000256502 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[8]
C000256502 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[8]
C000256502 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000256502 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[8]
C000256502 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000256502 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%	[8]
C000256629 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
C000256629 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.50%	[9]
C000256629 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000256629 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.70%	[9]
C000256629 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000256629 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.70%	[9]
C000256629 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%	[9]
C000256629 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000256629 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000256629 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000256629 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.80%	[9]
C000256629 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000256629 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[9]
C000256630 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%	[10]
C000256630 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000256630 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000256630 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000256630 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000256630 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000256630 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%	[10]
C000256630 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000256630 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000256630 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000256630 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.80%	[10]
C000256630 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000256630 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[10]
C000256628 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000256628 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.50%	[11]
C000256628 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[11]
C000256628 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.70%	[11]
C000256628 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%	[11]
C000256628 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.70%	[11]
C000256628 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.30%	[11]
C000256628 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.90%	[11]
C000256628 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
C000256628 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%	[11]
C000256628 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000256628 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000256628 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.10%	[11]
C000256633 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[12]
C000256633 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000256633 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000256633 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[12]
C000256633 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%	[12]
C000256633 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000256633 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[12]
C000256633 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.60%	[12]
C000256633 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.10%	[12]
C000256633 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%	[12]
C000256633 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%	[12]
C000256633 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[12]
C000256633 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000256631 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[13]
C000256631 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[13]
C000256631 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%	[13]
C000256631 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[13]
C000256631 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%	[13]
C000256631 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000256631 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[13]
C000256631 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000256631 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.10%	[13]
C000256631 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%	[13]
C000256631 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%	[13]
C000256631 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
C000256631 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%	[13]
C000256632 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000256632 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[14]
C000256632 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000256632 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[14]
C000256632 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.90%	[14]
C000256632 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000256632 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.90%	[14]
C000256632 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.60%	[14]
C000256632 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.10%	[14]
C000256632 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.50%	[14]
C000256632 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	50.30%	[14]
C000256632 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[14]
C000256632 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%	[14]

[1]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.